Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis
Clawback Policy
Our compensation recovery policy requires recovery from executive officers and other individuals as determined by our board of directors or compensation committee of incentive-based compensation that is earned, granted or vested based on the achievement of a financial reporting measure in the event of a required restatement of previously issued financial statements. The recoverable compensation includes any compensation received after the effective date of the clawback policy and in the three-year fiscal period preceding the date on which the Company was required to prepare the restatement that exceeds the amount that would have been received had it been calculated based on the restated financial statements. Recovery is required regardless of fault or a covered person’s role in the financial reporting process. Notwithstanding the foregoing, we are not required to recoup such excess compensation if recovery would be impractical and either (i) the third-party costs associated with recovery would exceed the amount to be recovered, or (ii) recovery would cause a tax-qualified
plan to fail to remain
tax-qualified.
We believe our Compensation Recovery Policy complies with Rule
10D-1
under the Exchange Act, and the full text of our Compensation Recovery Policy is attached as an exhibit to our Annual Report on Form
10-K.